Equity - Balance of treasury shares (Detail) - Treasury shares [member] - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates	19,974,556	23,756,393	24,739,626
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates	19,974,556
Number of treasury shares granted with right of use	6,184,427	3,178,383
Number of treasury shares outstanding	26,158,983